Financial assets and liabilities - Additional Information Warrants (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Mar. 08, 2023	Dec. 31, 2022 $ / shares shares	Dec. 22, 2022 $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jan. 10, 2024 $ / shares shares	Jan. 09, 2024	Jan. 05, 2024 $ / shares shares	Jun. 30, 2022 shares	Jan. 11, 2022 USD ($)	Nov. 30, 2021 $ / shares shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings | $							$ 121,894	$ 121,894	$ 114,345
Proceeds from issue of shares | $							161,205		65,406	$ 88,635
Share Price (in AUD per share) | $ / shares								$ 1.62
Transfer of exercised options | $							0		0
Warrants fair value at grant date | $							5,700		4,600	5,400
Gain (loss) on remeasurement of warrant liability | $							$ (5,000)		$ 800	$ (2,200)
Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Ordinary shares (in shares)							1,279,967,187	1,279,967,187	1,141,784,114	814,204,825				650,454,551
Transfer of exercised options | $							$ 5,177		$ 7	$ 0
Issued capital
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $							$ 10,433		$ 204
Issued capital | American Depository Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $					$ 3,900
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)							884,838	884,838	1,112,340
Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings | $															$ 60,000
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period	7 years			7 years
Oaktree Capital Management, L.P. | Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Ordinary shares (in shares)					2,275,020
Number of ordinary shares per warrant (in shares)					10
Oaktree Capital Management, L.P. | American Depository Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants excercised (in shares)					39,380	188,122
Proceeds from issue of shares | $					$ 1,600
Share Price (in AUD per share) | $ / shares					$ 7.24
Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Depository receipt ratio											10	5
Number of ordinary shares per warrant (in shares)					10
Oaktree Capital Management, L.P. | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Exercise price (in AUD per share) | $ / shares				$ 7.26
Oaktree Capital Management, L.P. | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Exercise price (in AUD per share) | $ / shares		$ 3.70									$ 14.36
Oaktree Capital Management, L.P. | Issued capital | Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $					$ 1,600
Oaktree Capital Management, L.P. | Issued capital | American Depository Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $					$ 3,900
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)				1,769,669
Oaktree Capital Management, L.P. | November 2021 Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Warrants Issued To Purchase American Depositary Shares													884,838			1,769,669
Oaktree Capital Management, L.P. | November 2021 Warrants | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)											884,838					1,769,669
Oaktree Capital Management, L.P. | November 2021 Warrants | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)				1,769,669
Exercise price (in AUD per share) | $ / shares				$ 7.26									$ 14.36			$ 7.26
Oaktree Capital Management, L.P. | November 2021 Warrants | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Exercise price (in AUD per share) | $ / shares																$ 7.26
Oaktree Capital Management, L.P. | December 2022 Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Warrants Issued To Purchase American Depositary Shares		455,000											227,502
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)		455,000									227,502
Oaktree Capital Management, L.P. | December 2022 Warrants | Refinancing and expansion of senior debt facility | American Depository Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants excercised (in shares)		227,502
Share Price (in AUD per share) | $ / shares					$ 7.24
Oaktree Capital Management, L.P. | December 2022 Warrants | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)			455,000
Exercise price (in AUD per share) | $ / shares		$ 3.70	$ 3.70										$ 7.24
Oaktree Capital Management, L.P. | December 2022 Warrants | American depositary shares | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Exercise price (in AUD per share) | $ / shares		$ 3.70									$ 7.24
Oaktree Capital Management, L.P. | Tranche one
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings | $				$ 60,000